Consolidated Statement of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income for the year	$ 2,177,116	$ 4,869,133	$ 5,668,502
Items that will be reclassified to profit or loss
Net gain (loss) on hedges of net investments in foreign operations - Hedged items	(797,514)	(6,675,329)	2,565,637
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument		4,051,499	(403,983)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	760,997	2,549,821	(1,198,919)
Cash flow hedges	(35,923)	(2,396)	7,980
Foreign currency translation differences from unhedged foreign operations	(409,671)	1,356,213	(180,798)
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	1,795,666	(2,187,495)	(1,346,315)
Investments in associates and joint ventures	(35,892)	81,730	(846)
Income tax expense	(818,733)	(1,926,071)	1,089,263
Total other comprehensive income that will be reclassified to profit or loss, net of tax	458,930	(2,752,028)	532,019
Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	(1,963)	461	4,718
Unrealized gains (losses) on equity securities at FVOCI	156,383	(439,150)	(110,397)
Actuarial (losses) gains from defined benefit pension plans	(56,324)	95,819	61,665
Income tax expense	5,501	(67,977)	(35,246)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	103,597	(410,847)	(79,260)
Other comprehensive income, net of taxes	562,527	(3,162,875)	452,759
Total comprehensive income, net of taxes	2,739,643	1,706,258	6,121,261
Total comprehensive income for the year attributable to:
Owners of the parent	1,341,349	219,138	3,552,905
Non-controlling interests	1,398,294	1,487,120	2,568,356
Total comprehensive income, net of taxes	$ 2,739,643	$ 1,706,258	$ 6,121,261